UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2011

Date of reporting period:  May 31, 2011

Item 1. Schedule of Investments.

Performance Trust Total Return Bond Fund
Schedule of Investments
May 31, 2011 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 52.29%
Banc of America Alternative Loan Trust
2005-5, 6.000%, 06/25/2035	$420,205	$327,467
5.75000, 5.750%, 12/25/2035	522,000	398,705
Bear Stearns Asset Backed Securities Trust
A-1, 4.500%, 07/25/2033 (a)	99,258	96,973
Chaseflex Trust
2005-2, 5.500%, 06/25/2035	30,000	21,247
2006-2, 6.170%, 09/25/2036 (a)	250,000	205,168
2006-2, 6.340%, 09/25/2036 (a)	500,000	415,198
Citicorp Mortgage Securities Inc.
5.50000, 5.500%, 02/25/2026	199,265	193,655
5.75000, 5.750%, 06/25/2036	564,567	538,507
Citigroup Mortgage Loan Trust Inc.
2005-5, 5.000%, 08/25/2035	511,962	493,465
Countrywide Alternative Loan Trust
2005-21CB, 5.250%, 06/25/2035	101,000	81,827
2005-49CB, 5.500%, 11/25/2035	682,425	524,945
2005-52CB, 5.500%, 11/25/2035	262,000	199,267
2005-J13, 5.500%, 11/25/2035	484,674	420,975
2005-73CB, 6.250%, 01/25/2036	434,000	369,391
Countrywide Home Loan Mortgage Pass Through Trust
2005-20, 5.250%, 12/25/2027	189,219	169,793
2004-HYB5, 3.018%, 04/20/2035 (a)	730,597	498,876
2005-16, 5.000%, 09/25/2035	62,000	59,367
Credit Suisse First Boston Mortgage Securities Corp.
2005-10, 5.750%, 11/25/2035	170,000	148,764
Credit Suisse Mortgage Capital Certificates
2006-8, 5.500%, 10/25/2021	397,669	337,686
2006-3, 6.000%, 04/25/2036	351,000	284,238
2006-4, 7.000%, 05/25/2036	412,286	242,512
2007-3, 5.500%, 04/25/2037	253,659	230,613
Deutsche ALT-A Securities Inc. Alternate Loan Trust
6.00000, 6.000%, 10/25/2021	159,063	142,510
First Horizon Alternative Mortgage Securities
2006-FA6, 5.750%, 11/25/2021 (b)	150,031	143,765
First Horizon Asset Securities Inc.
2006-1, 6.000%, 05/25/2036	353,008	345,854
GSAA Trust
2006-6, 5.689%, 03/25/2036 (a)	141,963	86,268
GSR Mortgage Loan Trust
2005-1F, 6.000%, 01/25/2035	87,592	90,715
Indymac Index Mortgage Loan Trust
2005-AR19, 5.148%, 10/25/2035 (a)	301,269	238,062
JP Morgan Alternative Loan Trust
2005-S1, 5.000%, 12/25/2035	163,405	138,364
2005-S1, 5.500%, 12/25/2035	481,758	411,063
2006-S2, 6.050%, 05/25/2036 (a)	163,132	131,595
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	493,084	488,054
Lehman Mortgage Trust
2006-2, 6.449%, 04/25/2036 (a)	257,897	247,705
Lehman XS Trust
2005-1, 1.750%, 07/25/2035 (a)	340,396	262,457
2005-6, 5.420%, 11/25/2035 (a)	703,217	697,646
Mastr Seasoned Securities Trust
2005-2, 4.217%, 10/25/2032 (a)	279,635	246,289
Morgan Stanley Mortgage Loan Trust
2-A, 2.942%, 01/25/2035 (a)	82,725	61,485
Residential Asset Securitization Trust
5.50000, 5.500%, 10/25/2035	658,340	471,081
WaMu Mortgage Pass Through Certificates
2004-S2, 6.000%, 06/25/2034	135,306	129,953
Washington Mutual Alternative Mortgage Pass-Through Certificates
2005-4, 5.500%, 06/25/2035	151,744	131,162
2005-9, 5.500%, 11/25/2035	100,000	70,837
TOTAL MORTGAGE BACKED SECURITIES (Cost $10,207,087)		10,793,504

MUNICIPAL BONDS - 28.85%
Carmel Redevelopment Authority
5.000%, 02/01/2024	370,000	378,095
Du Page & Cook Counties Community Unit School District No. 205 Elmhurst
5.250%, 01/01/2025	300,000	320,973
Florida State Board of Education
5.000%, 06/01/2028	750,000	825,825
Franklin Community Multi-School Building Corp.
5.000%, 01/10/2023	400,000	422,816
Hopkins County School District Finance Corp.
4.625%, 06/01/2013	285,000	287,850
4.625%, 06/01/2014	275,000	277,750
4.625%, 06/01/2015	460,000	464,600
Lake County Community Consolidated School District No. 50 Woodland
5.750%, 01/01/2030	480,000	503,386
National City Community Development Commission
5.750%, 08/01/2021	300,000	304,587
New Jersey Transportation Trust Fund Authority
5.750%, 06/15/2025	500,000	550,780
North East Independent School District/TX
5.000%, 02/01/2020	500,000	554,730
South Carolina State Public Service Authority
5.375%, 01/01/2028	825,000	901,882
Village of Schaumburg IL
5.000%, 12/01/2027	155,000	160,879
TOTAL MUNICIPAL BONDS (Cost $5,844,837)		5,954,153

US GOVERNMENT NOTES/BONDS - 4.87%
United States Treasury Note/Bond - 4.87%
0.625%, 02/28/2013	1,000,000	1,004,258
TOTAL US GOVERNMENT NOTES/BONDS (Cost $999,141)		1,004,258

SHORT TERM INVESTMENTS - 14.97%
Money Market Funds - 14.97%
First American Treasury Obligations Fund	$3,090,764	$3,090,764
TOTAL SHORT TERM INVESTMENTS (Cost $3,090,764)		3,090,764
Total Investments (Cost $20,141,829) - 100.98%		20,842,679
Liabilities in Excess of Other Assets - (0.98)%		(201,973)
TOTAL NET ASSETS - 100.00%		$20,640,706

Footnotes

Percentages are stated as a percent of net assets.

	The cost basis of investments for federal income tax purposes at May 31, 2011
	was as follows*:

	Cost of investments	$20,141,829
	Gross unrealized appreciation	746,602
	Gross unrealized depreciation	(45,752)
	Net unrealized appreciation	$700,850

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	Tax adjustments will be made as part of the Fund's first annual report, which will be dated August 31, 2011.

Summary of Fair Value Exposure at May 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment in Securities - Assets:
Mortgage Backed Securities	$-	$10,793,504	$-	$10,793,504
Municipal Bonds	-	5,954,153	-	5,954,153
U.S. Government Notes/Bonds	-	1,004,258	-	1,004,258
Total Investment in Securities - Assets	-	17,751,915	-	17,751,915

Short-Term Investments	3,090,764	-	-	3,090,764

Total Investments	$3,090,764	$17,751,915	$-	$20,842,679

There were no significant transfers between Levels 1 and 2 during the six months ended May 31, 2011
There were no Level 3 securities during the six months ended May 31, 2011.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date   July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date   July 27, 2011

By       /s/ John Buckel
 John Buckel, Treasurer

Date   July 26, 2011